Note 12 - Benefit Plans (Details) - Summary of Stock Options (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Summary of Stock Options [Abstract]
Options outstanding	275,410	275,410	275,410
Options outstanding, weighted average exercise price	$ 10.75	$ 10.75	$ 10.75
Options outstanding, weighted average remaining contractual term	3 years 109 days	3 years 292 days	4 years 292 days
Options outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Exercisable at December 31, 2014	275,410
Exercisable at December 31, 2014	$ 10.75
Exercisable at December 31, 2014	3 years 109 days
Exercisable at December 31, 2014	$ 0